Note 6 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Goodwill [Table Text Block]
Agency segment
RMB
Balance as of January 1, 2013 & 2014	78,553
Addition for acquisitions in 2014	54,921
Balance as of December 31, 2014	133,474

Schedule of Goodwill Gross and Accumulated Impairment Loss [Table Text Block]
	Agency segment	Claims Adjusting segment	Total
	RMB	RMB	RMB
Goodwill, gross as of January 1, 2013	1,041,181	38,077	1,079,258
Accumulated impairment loss	(962,628)	(38,077)	(1,000,705)
Goodwill, net as of December 31, 2013	78,553	—	78,553

Goodwill, gross as of January 1, 2014	1,096,102	38,077	1,134,179
Accumulated impairment loss	(962,628)	(38,077)	(1,000,705)
Goodwill, net as of December 31, 2014	133,474	—	133,474